ICON Bond Fund

Supplement dated November 13, 2017 to the Prospectus, Summary Prospectus and

Statement of Additional Information dated January 26, 2017

Effective November 15, 2017, this supplements the ICON U.S. Diversified Funds Prospectus (the “Prospectus”), and the Summary Prospectus and Statement of Additional Information (“SAI”) of the ICON Bond Fund (the “Fund”) dated January 26, 2017.

On page 5 of the Prospectus, under the heading “Portfolio Managers”, delete the paragraph and insert the following:

Portfolio Manager: Donovan J. (Jerry) Paul is the Portfolio Manager of the Fund. Mr. Paul became Co-Portfolio Manager of the Fund in March 2014.

On page 30 of the Prospectus, under the heading Portfolio Managers, under the ICON Bond Fund, delete “Zach Jonson and” and “Since January 2011” under “Portfolio Manager” and “Tenure” respectively.

On page 31 of the Prospectus, delete the paragraph detailing the biography of Zach Jonson.

On page 4 of the Summary Prospectus, delete the heading and paragraph under Portfolio Managers, and insert the following:

Portfolio Manager: Donovan J. (Jerry) Paul is the Portfolio Manager of the Fund. Mr. Paul became Co-Portfolio Manager of the Fund in March 2014.

On page 43 of the Statement of Additional Information, under the heading “Portfolio Manager Accounts and Other Information”, under in the table showing “Other Accounts Managed”, delete all information in the table concerning Zach Jonson.

ICON Risk-Managed Balanced Fund

Supplement dated November 13, 2017 to the Prospectus, Summary Prospectus and

Statement of Additional Information dated January 26, 2017

Effective November 15, 2017, this supplements the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) of the ICON Risk-Managed Balanced Fund (the “Fund”) dated January 26, 2017.

On page 24 of the Prospectus, under the heading “Portfolio Managers”, delete the paragraph and insert the following:

Portfolio Managers: Donovan J. (Jerry) Paul, Craig T. Callahan and Scott Callahan are the Co-Portfolio Managers of the Fund. Mr. Paul became Co-Portfolio Manager of the Fund in March 2014, primarily managing the fixed income portion of the Portfolio. Craig T. Callahan and Scott Callahan became Co-Portfolio Managers in November 2017, primarily managing the equity portion of the Portfolio.

On page 30 of the Prospectus, under the heading Portfolio Managers, under the ICON Risk-Managed Balanced Fund, delete “Zach Jonson” and “Since January 2011” under “Portfolio Manager” and “Tenure” respectively and insert under Portfolio Manager for the ICON Risk-Managed Balanced Fund “Craig Callahan and Scott Callahan”, and under Tenure insert, “Since November 2017” .

On page 31 of the Prospectus, delete the paragraph detailing the biography of Zach Jonson and insert the following:

Scott Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA, which he received from New York University in 2008. Mr. Callahan became a Portfolio Manager in 2008. Mr. Callahan managed two sector funds, Healthcare and Information Technology, from 2009 to 2012 and co-managed those funds in 2013. Mr. Callahan also co-managed the ICON Opportunities Fund from 2012 to 2013, when he left the firm to pursue a PhD. in Finance from Rutgers University. Mr. Callahan is in the process of defending his dissertation. Mr. Callahan received a bachelor’s degree in psychology from the University of Colorado.

On page 4 of the Summary Prospectus, delete the paragraph under Portfolio Managers, and insert the following:

Portfolio Managers: Donovan J. (Jerry) Paul, Craig T. Callahan and Scott Callahan are the Co-Portfolio Managers of the Fund. Mr. Paul became Co-Portfolio Manager of the Fund in March 2014, primarily managing the fixed income portion of the Portfolio. Craig Callahan and Scott Callahan became Co-Portfolio Managers in November 2017, primarily managing the equity portion of the Portfolio.

On page 43 of the Statement of Additional Information, under the heading “Portfolio Manager Accounts and Other Information” and under the table showing “Other Accounts Managed”, delete all information in the table concerning “Zach Jonson”.